Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Accounts Receivable

The following is a summary of the Company’s accounts receivable at September 30, 2025 and June 30, 2025:

	September 30, 2025	June 30, 2025

Accounts receivable	$149,593	$98,177
Less: allowance for credit losses	51,962	51,962
Accounts receivable - net	$97,631	$46,215

The following is a summary of the Company’s accounts receivable at June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024

Accounts receivable	$98,177	$-
Less: allowance for credit losses	51,962	-
Accounts receivable - net	$46,215	$-

Schedule of Bad Debt	For the three months ended September 30, 2025 and 2024, bad debt was as follows:
Three Months Ended September 30,
2025	2024
$61,518	$-
For the years ended June 30, 2025 and 2024, bad debt was as follows:
	Year Ended June 30,
	2025	2024
Bad debt expense	$153,059	$-

Schedule of Discontinued Operation in Balance Sheets

At September 30, 2025 and June 30, 2025, inventory was as follows:

Classification	September 30, 2025	June 30, 2025
Packaging and supplies	$350,986	$319,491
Food and beverage	45,687	-
Total Inventory	$396,673	$319,491

Schedule of Disaggregation of Revenue

The following represents the Company’s disaggregation of revenues for the years ended June 30, 2025 and 2024:

	Three Months Ended September 30,
	2025		2024
	Revenue	% of Revenues	Revenue	% of Revenues
Foodservice Packaging	$418,043	53.46%	$-	0.00%
Robotics as a Service (RaaS)	49,800	6.37%	-	0.00%
Hotels	314,184	40.18%	-	0.00%
Total revenues - net	$782,027	100.00%	$-	0.00%

The following represents the Company’s disaggregation of revenues for the years ended June 30, 2025 and 2024:

	Year Ended June 30,
	2025		2024
	Revenue	% of Revenues	Revenue	% of Revenues

Foodservice Packaging	$466,633	96.75%	$-	0.00%
Robotics as a Service (RaaS)	15,652	3.25%	-	0.00%
Total revenues - net	$482,285	100.00%	$-	0.00%

Schedule of Marketing and Advertising Costs

The Company recognized marketing and advertising costs during the three months ended September 30, 2025 and 2024, respectively as follows:

	Three Months Ended September 30,
	2025	2024

Total Sales and Marketing	$95,575	$-
The Company recognized marketing and advertising costs during the years ended June 30, 2025 and 2024, respectively as follows:
	Year Ended June 30,
	2025	2024

Total Sales and Marketing	$20,595	$18,624

Schedule of Dilutive Equity Securities Outstanding

The following potentially dilutive equity securities outstanding for the three months ended September 30, 2025 and 2024, were as follows:

	September 30, 2025	September 30, 2024
Convertible debt	149,815,948	123,682,424
Series B, convertible preferred stock (5,000:1)	9,750,000	9,750,000
Series C, convertible preferred stock (6,000:1)	3,293,100,000	875,796,000
Series D, convertible preferred stock (6,000:1)	20,004,000	20,004,000
Warrants	191,496,343	191,996,343
Total common stock equivalents	3,664,166,291	1,221,228,767

The following potentially dilutive equity securities outstanding for the years ended June 30, 2025 and 2024, were as follows:

	June 30, 2025	June 30, 2024
Convertible debt	246,690,974	108,932,424
Series B, convertible preferred stock (5,000:1)	9,750,000	9,750,000
Series C, convertible preferred stock (6,000:1)	875,796,000	79,998,000
Series D, convertible preferred stock (6,000:1)	20,004,000	10,002,000
Warrants	191,996,343	191,799,274
Total common stock equivalents	1,344,237,317	400,481,698